Madison Cash Reserves Fund
MADISON CASH RESERVES FUND
Investment Objective
The Madison Cash Reserves Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Cash Reserves Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Cash Reserves Fund Class A
Management Fees		0.40%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.55%
Less: Management and Service Fee Waivers	[1]	(0.47%)
Net Annual Fund Operating Expenses (after fee waivers)		0.08%
[1]	In January 2013, Madison Asset Management, LLC ("Madison"), the investment adviser of the fund, contractually agreed until at least May 1, 2014, to waive fees and reimburse fund expenses to the extent necessary to prevent a negative fund yield. This arrangement may be modified or discontinued prior to May 1, 2014 only with the approval of the fund's Board.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Cash Reserves Fund	8	129	260	644

Principal Investment Strategies

The fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase.  These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank.  At least 95% of the fund’s assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund’s assets must be invested in securities rated in the two highest rating categories.

The fund may invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund’s assets may be invested in these securities unless they are backed by a U.S. parent financial institution.  In addition, the fund may enter into repurchase agreements, engage in short-term trading and purchase securities on a when-issued or forward commitment basis. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

To the extent permitted by law and available in the market, the fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

Principal Risks

As with any money market fund, the yield paid by the fund will vary with changes in interest rates.  Generally, if interest rates rise, the market value of income bearing securities will decline.

During unusual periods of credit market illiquidity, it is possible that the fund’s holdings of commercial paper could be subject to principal loss in the event the fund needs to raise cash to meet redemptions.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the fund attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class A Shares

Best Calendar Quarter:	3Q 2006	1.19%
Worst Calendar Quarter:	All quarters in 2009, 2010, 2011 & 2012	0.00%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Cash Reserves Fund	1 Year	5 Years	10 Years
Class A	none	0.32%	1.48%
90-Day U.S. Treasury Bill (reflects no deduction for sales charges, account fees, expenses or taxes)	0.07%	0.45%	1.69%

Madison Tax-Free Virginia Fund
MADISON TAX-FREE VIRGINIA FUND
Investment Objective

The primary investment objective of the Madison Tax-Free Virginia Fund is to receive income from municipal bonds and to distribute that income to its investors as tax-free dividends.  The secondary objective is to distribute dividends that are intended to be exempt from Virginia (and local) tax as well as federal tax.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Tax-Free Virginia Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Tax-Free Virginia Fund Class Y
Management Fees		0.50%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses		0.35%
Total Annual Fund Operating Expenses	[1]	0.85%
[1]	Total annual fund operating expenses for the fiscal year ended September 30, 2012 do not match the financial statements for the predecessor of this fund, as they have been restated to reflect current fees.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Tax-Free Virginia Fund Class Y	87	271	471	1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in municipal bonds that are exempt from federal and state income tax for residents of Virginia.  These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities).  The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam.  The fund only invests in investment grade bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s, S&P or Fitch; however, if a bond is downgraded below investment grade, the fund may need to hold the bond for a period of time in an attempt to avoid selling it at a “fire sale” price.  The fund invests in general obligation bonds of states and municipalities (backed by the general credit of the issuing city, state or county) and specific or limited purpose bonds (supported by, for example, a specific power company, hospital or highway project).  The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.  The fund’s dollar weighted average maturity as of January 31, 2013 was 11.54 years.  Under normal market conditions, the fund will have an average duration range of 3 to 10 years, although it is expected to center around 5 to 8 years.  Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula:  [change in debt security value = (change in interest rates) x (duration) x (-1)].  By way of example, the AT&T bond maturing on 12/1/17 has a duration of 4.59 years.  If interest rates were to go up by 1%, the bond would be expected to go down in value by approximately 4.59 points.  Securities are selected for the fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification.  To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase.

In the event the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), determines that extraordinary conditions exist (such as tax law changes or a need to adopt a defensive investment position) making it advisable to invest a larger portion of the fund’s assets in taxable investments, more than 20% and even as much as 100% of the fund’s assets could be invested in securities whose income is taxable on the federal or state level. If this situation were to occur, the fund would not be invested in a manner designed to achieve its investment objective.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in tax-free money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

Interest Rate Risk.  As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Call Risk.  If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.

Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Legislative Risk.  Municipal bonds pay lower rates of interest than comparable corporate bonds because of the tax-free nature of their interest payments.  If the tax-free status of municipal securities is altered or eliminated by an act of Congress or the legislature of any particular state, the value of the affected bonds will drop. This is because their low interest payments will be less competitive with other taxable bonds.

Capital Gains Tax-Related Risk.  While dividend income is expected to be tax-free, fund shareholders can recognize taxable income in two ways:  (1) if you sell your shares at a price that is higher than when you bought them, you will have a taxable capital gain; on the other hand, if you sell your shares at a price that is lower than the price when you bought them, you will have a deductible capital loss; and (2) in the event the fund sells more securities at prices higher than when they were bought by the fund, the fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.

Alternative Minimum Tax (AMT) Risk.  In addition to possible taxable capital gain distributions, certain bonds owned by the fund generate income that is subject to AMT.  The interest on these “private activity” bonds could become subject to AMT if you are a taxpayer that meets the AMT criteria.  If you are subject to AMT, you will be required to add any income attributable to these bonds (as reported by the fund annually) to other so-called “tax preference items” to determine possible liability for AMT.  Income from AMT bonds may not exceed 20% of the fund’s net income.

Risks of General Obligation versus Limited Purpose Bonds.  General obligation bonds are backed by the unlimited taxing powers of the municipality issuing the bonds.  Limited purpose bonds or “limited tax general obligation bonds” are more risky because the pledged tax revenues backing the bonds are limited to revenue sources and maximum property tax millage amounts.  For example, a bond issued by the Commonwealth of Virginia has an unlimited tax pledge backing the debt service, while a bond issued for Arlington, Virginia Public School system has a limited revenue source which is property taxes in the district.

Virginia-Specific Risks.  Particular risks to consider when investing in Virginia securities are:

  housing prices are declining;
  the Commonwealth must have a balanced budget;
  Virginians rely heavily on federal government and technology sector employment;
  single-term governorships may result in volatile financial policies and management; and
  Commonwealth pensions are underfunded.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

The performance data presented below for all periods prior to the date of this prospectus represents the performance of the Madison Mosaic Tax-Free Trust Virginia Tax-Free Fund, which was renamed Madison Tax-Free Virginia Fund when it was reorganized as a new series of Madison Funds.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	3Q 2009	4.03%
Worst Calendar Quarter:	4Q 2010	-3.46%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Tax-Free Virginia Fund	1 Year	5 Years	10 Years
Class Y	4.15%	4.65%	3.93%
Class Y Return After Taxes on Distributions	4.04%	4.58%	3.85%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	3.87%	4.43%	3.82%
Barclays Capital Municipal Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	6.76%	5.91%	5.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Madison Tax-Free National Fund
MADISON TAX-FREE NATIONAL FUND
Investment Objective
The Madison Tax-Free National Fund seeks to receive income from municipal bonds and to distribute that income to shareholders as tax-free dividends.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Tax-Free National Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Tax-Free National Fund Class Y
Management Fees		0.50%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses		0.35%
Total Annual Fund Operating Expenses	[1]	0.85%
[1]	Total annual fund operating expenses for the fiscal year ended September 30, 2012 do not match the financial statements for the predecessor of this fund, as they have been restated to reflect current fees.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Tax-Free National Fund Class Y	87	271	471	1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment) purposes) in municipal bonds that are exempt from federal income taxes.  These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities).  The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam.  The fund only invests in investment grade bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s, S&P or Fitch; however, if a bond is downgraded below investment grade, the fund may need to hold the bond for a period of time in an attempt to avoid selling it at a “fire sale” price.  The fund invests in general obligation bonds of states and municipalities (backed by the general credit of the issuing city, state or county) and specific or limited purpose bonds (supported by, for example, a specific power company, hospital or highway project).  The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.  The fund’s dollar weighted average maturity as of January 31, 2013 was 11.64 years.   Under normal market conditions, the fund will have an average duration range of 3 to 10 years, although it is expected to center around 5 to 8 years.   Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula:  [change in debt security value = (change in interest rates) x (duration) x (-1)].  By way of example, the AT&T bond maturing on 12/1/17 has a duration of 4.59 years.  If interest rates were to go up by 1%, the bond would be expected to go down in value by approximately 4.59 points.  Securities are selected for the fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification.  To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase.  The primary difference between the Madison Tax-Free National Fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while the Madison Tax-Free National Fund will invest in bonds that are exempt from federal income tax.

In the event the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), determines that extraordinary conditions exist (such as tax law changes or a need to adopt a defensive investment position) making it advisable to invest a larger portion of the fund’s assets in taxable investments, more than 20% and even as much as 100% of the fund’s assets could be invested in securities whose income is taxable on the federal or state level. If this situation were to occur, the fund would not be invested in a manner designed to achieve its investment objective.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in tax-free money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

Interest Rate Risk.  As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Call Risk.  If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.

Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Legislative Risk.  Municipal bonds pay lower rates of interest than comparable corporate bonds because of the tax-free nature of their interest payments.  If the tax-free status of municipal securities is altered or eliminated by an act of Congress or the legislature of any particular state, the value of the affected bonds will drop. This is because their low interest payments will be less competitive with other taxable bonds.

Capital Gains Tax-Related Risk.  While dividend income is expected to be tax-free, fund shareholders can recognize taxable income in two ways:  (1) if you sell your shares at a price that is higher than when you bought them, you will have a taxable capital gain; on the other hand, if you sell your shares at a price that is lower than the price when you bought them, you will have a deductible capital loss; and (2) in the event the fund sells more securities at prices higher than when they were bought by the fund, the fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.

Alternative Minimum Tax (AMT) Risk.  In addition to possible taxable capital gain distributions, certain bonds owned by the fund generate income that is subject to AMT.  The interest on these “private activity” bonds could become subject to AMT if you are a taxpayer that meets the AMT criteria.  If you are subject to AMT, you will be required to add any income attributable to these bonds (as reported by the fund annually) to other so-called “tax preference items” to determine possible liability for AMT.  Income from AMT bonds may not exceed 20% of the fund’s net income.

Risks of General Obligation versus Limited Purpose Bonds.  General obligation bonds are backed by the unlimited taxing powers of the municipality issuing the bonds.  Limited purpose bonds or “limited tax general obligation bonds” are more risky because the pledged tax revenues backing the bonds are limited to revenue sources and maximum property tax millage amounts.  For example, a bond issued by the Commonwealth of Virginia has an unlimited tax pledge backing the debt service, while a bond issued for Arlington, Virginia Public School system has a limited revenue source which is property taxes in the district.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

The performance data presented below for all periods prior to the date of this prospectus represents the performance of the Madison Mosaic Tax-Free Trust Tax-Free National Fund, which was renamed Madison Tax-Free National Fund when it was reorganized as a new series of Madison Funds.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	3Q 2009	4.13%
Worst Calendar Quarter:	4Q 2010	-3.63%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Tax-Free National Fund	1 Year	5 Years	10 Years
Class Y	5.48%	4.94%	3.78%
Class Y Return After Taxes on Distributions	5.35%	4.84%	3.71%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	4.76%	4.69%	3.70%
Barclays Capital Municipal Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	6.76%	5.91%	5.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Madison Government Bond Fund
MADISON GOVERNMENT BOND FUND
Investment Objective
The Madison Government Bond Fund seeks to generate income and preserve principal by investing primarily in government and government-related fixed income instruments.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Government Bond Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Government Bond Fund Class Y
Management Fees	[1]	0.40%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.65%
Less: Management and Service Fee Waivers	[1]	(0.10%)
Net Annual Fund Operating Expenses (after fee waivers)	[2]	0.55%
[1]	The investment adviser to the fund, Madison Asset Management, LLC ("Madison"), has contractually agreed to waive 0.10% of its management fee until at least May 1, 2014. Any fees waived will not be subject to later recoupment by Madison.
[2]	Net annual fund operating expenses for the fiscal year ended December 31, 2012 do not match the financial statements for the predecessor of this fund, as they have been restated to reflect current fees.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Government Bond Fund Class Y	56	198	353	804

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective through investments in bonds and other debt securities.  Under normal market conditions, the fund will invest at least 80% of its net assets (including borrowings for investment purposes) in investment grade U.S. Government bonds. U.S Government bonds and other debt securities include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government, as well as securities issued by various instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities). The fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of such investments may range from long-term (30 years or more) to short-term (less than 10 years).  The dollar weighted average maturity of the fund as of January 31, 2013 was 3.31 years.

Madison may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the fund is generally not expected to exceed 100%.  Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading.  Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond.  Turnover may also occur when Madison finds an investment that could generate a higher return then the investment currently held.  However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance.  The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price.  As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance.  Under normal circumstances, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.

Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.  Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.

Principal Risks

Interest Rate Risk.  As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Call Risk.  If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.

Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.

Mortgage-Backed Securities Risk.  The fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program.  If the mortgage holders prepay principal during a period of falling interest rates, the fund could be exposed to prepayment risk. In that case, the fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Government Security Risk.  Some federal agencies have authority to borrow from the U.S. Treasury while others do not. In the case of securities not backed by the full faith and credit of the United States, the fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.  The fund may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

The performance data presented below for all periods prior to the date of this prospectus represents the performance of the Madison Mosaic Income Trust Government Fund, which was renamed Madison Government Bond Fund when it was reorganized as a new series of Madison Funds.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	4Q 2008	4.72%
Worst Calendar Quarter:	2Q 2004	-1.79%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Government Bond Fund	1 Year	5 Years	10 Years
Class Y	1.44%	3.54%	3.05%
Class Y Return After Taxes on Distributions	0.89%	2.67%	2.07%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	0.96%	2.54%	2.03%
Barclays Capital Intermediate Government Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	1.73%	4.51%	4.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Madison High Quality Bond Fund
MADISON HIGH QUALITY BOND FUND
Investment Objective

The Madison High Quality Bond Fund seeks to obtain the highest total investment return within the policy limitations of (1) investing in bonds and money market instruments rated A or better, and (2) maintaining a dollar weighted average maturity of ten years or less.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison High Quality Bond Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison High Quality Bond Fund Class Y
Management Fees	0.30%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.49%

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison High Quality Bond Fund Class Y	50	157	274	616

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the fund’s goals, the fund’s investment adviser will (1) shorten or lengthen the dollar weighted average maturity of the fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund.  Under normal market conditions, the fund will invest at least 80% of its net assets (including borrowings for investment purposes) in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.  The dollar weighted average maturity of the fund as of January 31, 2013 was 3.07 years.

The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the fund is generally not expected to exceed 100%.  Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading.  Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond.  Turnover may also occur when Madison finds an investment that could generate a higher return then the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance.  The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price.  As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance.  Under normal circumstances, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.

Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.  Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy.  Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks

Interest Rate Risk.  As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Call Risk.  If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.

Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to broad measures of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

The performance data presented below for all periods prior to the date of this prospectus represents the performance of the Madison Mosaic Income Trust Institutional Bond Fund, which was renamed Madison High Quality Bond Fund when it was reorganized as a new series of Madison Funds.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	4Q 2008	5.01%
Worst Calendar Quarter:	2Q 2004	-1.72%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison High Quality Bond Fund		1 Year	5 Years	10 Years
Class Y		2.04%	4.03%	3.80%
Class Y Return After Taxes on Distributions		1.57%	3.19%	2.70%
Class Y Return After Taxes on Distributions and Sale of Fund Shares		1.38%	2.97%	2.61%
Barclays Capital Intermediate Government Credit A+ Index	[1]	3.14%	4.78%	4.32%
Barclays Capital Intermediate Government Credit Index (Indexes reflect no deduction for sales charges, account fees, expenses or taxes)		3.89%	5.18%	4.62%
[1]	This index was recently added as an additional benchmark against which performance of the fund may be measured.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Madison Core Bond Fund
MADISON CORE BOND FUND
Investment Objective
The Madison Core Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Core Bond Fund	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Core Bond Fund	Class R6	Class Y
Management Fees	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees	none	none
Other Expenses	0.02%	0.15%
Total Annual Fund Operating Expenses	0.52%	0.65%

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Madison Core Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class R6	53	167	291	653
Class Y	66	208	362	810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds.  To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration (for this purpose, the benchmark used is the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index, the duration of which as of January 31, 2013 was 5.24 years).  Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula:  [change in debt security value = (change in interest rates) x (duration) x (-1)].  By way of example, the AT&T bond maturing on 12/1/17 has a duration of 4.59 years.  If interest rates were to go up by 1%, the bond would be expected to go down in value by approximately 4.59 points.

The fund is managed so that, under normal circumstances, the dollar weighted average maturity of the fund will be 10 years or less.  The dollar weighted average maturity of the fund as of January 31, 2013 was 5.30 years.  The fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The fund may invest in the following instruments:

•   Corporate debt securities:  securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories (i.e., “junk bonds”).  The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will only invest in lower-grade securities when it believes that the creditworthiness of the issuer is stable or improving, and when the potential return of investing in such securities justifies the higher level of risk;

•   U.S. Government debt securities:  securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

•   Foreign government debt securities:  securities issued or guaranteed by a foreign (including emerging market) government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;

•   Non-rated debt securities:  securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the fund is permitted to invest (including up to 20% of the fund’s assets in junk bonds); and

•   Asset-backed, mortgage-backed and commercial mortgage-backed securities:  securities issued or guaranteed by special purpose corporations and financial institutions which represent direct or indirect participation in, or are collateralized by, an underlying pool of assets.  The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Madison may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the fund is generally not expected to exceed 100%.  Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading.  Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond.  Turnover may also occur when Madison finds an investment that could generate a higher return then the investment currently held.  However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance.  The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price.  As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance.  Under normal circumstances, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.

Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash.  However, Madison does not intend to hold more than 35% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.  Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks

Interest Rate Risk.  As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Call Risk.  If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.

Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Mortgage-Backed Securities Risk.  The fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program.  If the mortgage holders prepay principal during a period of falling interest rates, the fund could be exposed to prepayment risk. In that case, the fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Credit Risk.  The fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.  The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund’s securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund.

Prepayment/Extension Risk.  The fund is subject to prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Non-Investment Grade Security Risk.  To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Effective as of the date of this prospectus, the Madison Mosaic Income Trust Core Bond Fund merged with the Madison Core Bond Fund.  The performance data presented below is that of the accounting survivor of the merger, the Madison Core Bond Fund (formerly known as the MEMBERS Bond Fund).

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	4Q 2008	4.87%
Worst Calendar Quarter:	4Q 2010	-1.71%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Core Bond Fund	1 Year		5 Years		Since Inception		Inception Date
Class R6		[1]		[1]		[1]	Jun. 30, 2006
Class Y	2.09%		4.52%		5.02%		Jun. 30, 2006
Class Y Return After Taxes on Distributions	1.12%		3.40%		3.81%		Jun. 30, 2006
Class Y Return After Taxes on Distributions and Sale of Fund Shares	1.35%		3.21%		3.59%		Jun. 30, 2006
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 2006-06-30)	4.43%		6.03%		6.54%
[1]	The Class R6 share class is new, therefore, performance information is not available. Class R6 shares would have substantially similar returns as the Class Y share class because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class Y shares.  After-tax returns for Class R6 shares will vary.

Madison Corporate Bond Fund
MADISON CORPORATE BOND FUND
Investment Objective
The Madison Corporate Bond Fund seeks to obtain high total investment returns in the form of income and share price appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Corporate Bond Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Corporate Bond Fund Class Y
Management Fees		0.40%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses	[1]	0.65%
[1]	Total annual fund operating expenses for the fiscal year ended December 31, 2012 do not match the financial statements for the predecessor of this fund, as they have been restated to reflect current fees.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Corporate Bond Fund Class Y	66	208	362	810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities.  In seeking to achieve the fund’s goal, the fund’s investment adviser will: (1) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund; (2) shorten or lengthen the fund’s dollar weighted average maturity and dollar weighted average duration based on the adviser’s anticipation of the movement of interest rates; (3) select individual securities based on a thorough evaluation of fundamental credit risk; and (4) actively rotate among sectors and quality ratings in search of value and to manage risk.  Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula:  [change in debt security value = (change in interest rates) x (duration) x (-1)].  By way of example, the AT&T bond maturing on 12/1/17 has a duration of 4.59 years.  If interest rates were to go up by 1%, the bond would be expected to go down in value by approximately 4.59 points.

Under normal market conditions, the fund will invest at least 80% of its net assets in income-producing corporate bonds, and at least 80% of its assets in investment grade bonds. Up to 20% of the fund’s assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield” or “junk” bonds.  The fund expects to maintain an average overall portfolio quality of A- or better, an overall portfolio dollar weighted average maturity of 15 years or less, and an overall portfolio duration within 25% of the Barclays Capital Credit Bond Index benchmark (the “Barclays Index”) (with the flexibility to occasionally vary from the benchmark by up to 50% when the investment adviser believes interest rates are likely to materially change).  The dollar weighted average maturity as of January 31, 2013 was 8.16 years for the fund and 6.94 years for the Barclays Index.

The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), may alter the composition of the fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the fund is generally not expected to exceed 100%.  Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading.  Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond.  Turnover may also occur when Madison finds an investment that could generate a higher return then the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance.  The fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price.  As a result, as portfolio turnover increases, the cumulative effect of this may hurt fund performance.  Under normal circumstances, the fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the fund could make a taxable capital gain distribution.

Madison reserves the right to invest a portion of the fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 20% of the fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the fund may be so invested. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.  Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.

Principal Risks

Interest Rate Risk.  As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Call Risk.  If a bond issuer “calls” a bond held by the fund (i.e., pays it off at a specified price before it matures), the fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the fund paid for the bond.

Risk of Default. Although the fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the fund would have to look to the agency issuing the bond for ultimate repayment.

Non-Investment Grade Security Risk.  To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weaker financial health and their ability to pay interest and principal is more uncertain than investment grade bonds.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

The performance data presented below for all periods prior to the date of this prospectus represents the performance of the Madison Mosaic Income Trust Investment Grade Corporate Bond Fund (formerly known as the Madison Mosaic Income Trust Corporate Income Shares Fund), which was renamed Madison Corporate Bond Fund when it was reorganized as a new series of Madison Funds.  For the period July 1, 2007 through November 29, 2010, the fund was known as the Madison Mosaic Income Trust Corporate Income Shares Fund and paid no management fees or other expenses under its services agreement with the investment adviser.  Had these fees been paid by the fund, returns in the charts below would have been lower.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	5.48%
Worst Calendar Quarter:	3Q 2008	-2.58%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Corporate Bond Fund	1 Year	5 Years	Since Inception	Inception Date
Class Y	5.72%	6.82%	7.21%	Jul. 01, 2007
Class Y Return After Taxes on Distributions	4.96%	5.34%	5.67%	Jul. 01, 2007
Class Y Return After Taxes on Distributions and Sale of Fund Shares	3.71%	4.96%	5.27%	Jul. 01, 2007
Barclays Capital Credit Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 7/1/2007)	9.37%	7.65%	7.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Madison High Income Fund
MADISON HIGH INCOME FUND
Investment Objective
The Madison High Income Fund seeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison High Income Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison High Income Fund Class Y
Management Fees	0.55%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.75%

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison High Income Fund Class Y	77	240	417	930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds.  Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook.  Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.  Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.  The fund may invest in mortgage-backed securities, credit default swaps, total return swaps and bank loans to high yield corporate issuers.  Up to 25% of the fund’s assets may be invested in the securities of issuers in any one industry.  The dollar weighted average maturity of the fund as of January 31, 2013 was 6.59 years.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The specific risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Interest Rate/Credit Risks.  The fund is subject to above-average interest rate and credit risks, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation.  Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities.  These fluctuations, whether positive or negative, may be sharp and unanticipated.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Non-Investment Grade Security Risk.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.  “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bank Loan Risk.  The fund may invest in bank loans to below-investment grade rated corporate issuers via loan participations and assignments.  The purchase of bank loans involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Credit Default and Total Return Swap Risk.  The fund may also invest in credit default and total return swaps.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid.  Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter- party.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Prepayment/Extension Risk.  The fund may also invest in mortgage-backed securities that are subject to prepayment/extension risks, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	3Q 2009	9.30%
Worst Calendar Quarter:	4Q 2008	-11.08%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison High Income Fund	1 Year	5 Years	Since Inception	Inception Date
Class Y	11.09%	7.95%	7.65%	Jun. 30, 2006
Class Y Return After Taxes on Distributions	8.38%	5.14%	4.84%	Jun. 30, 2006
Class Y Return After Taxes on Distributions and Sale of Fund Shares	7.14%	5.09%	4.84%	Jun. 30, 2006
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 6/30/2006)	15.55%	10.14%	9.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Madison Dividend Income Fund
MADISON DIVIDEND INCOME FUND
Investment Objective
The Madison Dividend Income Fund seeks to produce current income while providing an opportunity for capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Dividend Income Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Dividend Income Fund Class Y
Management Fees		0.75%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses		0.35%
Total Annual Fund Operating Expenses		1.10%
Less: Management and Service Fee Waivers	[1]	(0.15%)
Net Annual Fund Operating Expenses (after fee waivers)	[2]	0.95%
[1]	The investment adviser to the fund, Madison Asset Management, LLC ("Madison"), has contractually agreed to waive 0.10% of its management fee and 0.05% of its service fee until at least May 1, 2014. Any fees waived will not be subject to later recoupment by Madison.
[2]	Net annual fund operating expenses for the fiscal year ended December 31, 2012 do not match the financial statements for the predecessor of this fund, as they have been restated to reflect current fees.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Dividend Income Fund Class Y	97	335	593	1,335

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective by investing in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time.  Under normal market conditions, at least 80% of the fund’s net assets (including borrowings for investment purposes) will be invested in dividend paying equity securities.  The adviser will identify investment opportunities by screening for companies that generally have the following characteristics:  (i) a dividend yield of at least 100% of the market dividend yield (for this purpose, the “market” is the S&P 500); (ii) a strong balance sheet; (iii) a dividend that has been maintained and which is likely to increase; (iv) trade on the high side of the company’s historical relative dividend yield, due to issues which the adviser views as temporary; and (v) other compelling valuation characteristics.  Under normal market conditions, the fund expects to be fully invested in equity securities, but will maintain the flexibility to hold up to 20% of the fund’s assets in investment grade fixed income securities when warranted in the discretion of the adviser.  Additionally, the adviser may write (sell) covered call options against equity holdings, not to exceed 25% of the fund’s equity holdings.  The fund may also invest up to 25% of its common stock allocation in foreign securities (including American Depository Receipts and emerging market securities).  To the extent invested in common stocks, the fund generally invests in 40-60 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for a sustainable, competitive advantage, cash flow that is both predictable and growing, as well as a solid balance sheet. When assessing management, Madison looks to see how it has allocated capital in the past, its track record for enhancing shareholder value and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined, in general, by discounted cash flows. Madison corroborates this valuation work with additional valuation methodologies. Often, Madison finds companies that clear the first or second hurdle, but not the third. Those companies are monitored for inclusion at a later date when the valuation is more appropriate.  By avoiding overpriced securities, Madison attempts to avoid the most volatile and risky segments of the market. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and yield potential.  The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Madison sells stocks for a number of reasons, including: (i) the valuation target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.  In addition, with regard to dividend paying stocks in particular, Madison may sell a stock that has reduced its dividend to a level that brings the yield on the stock to below the market (S&P 500) dividend yield, but only if the reduction in dividend appears to Madison to be a symptom of fundamental difficulties with the company that are other than temporary in nature.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks

Market Risk.  The share price of the fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount).  If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization.  In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Special Risks Associated with Dividend Paying Stocks.  Raising interest rates have the potential to hurt the value and/or price of higher dividend yielding stocks more so than the overall market.  In addition, higher dividend yielding stocks may go through periods of underperformance as a group versus the broader market.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Option Risk.  There are several risks associated with transactions in options on securities, as follows:

  There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
  As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
  There can be no assurance that a liquid market will exist when the fund seeks to close out an option position.  If the fund is unable to close out a covered call option that it wrote on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Interest Rate Risk.  To the extent the fund invests in fixed income securities (i.e., bonds), the fund will be subject to interest rate risk.  When interest rates go up, bond prices tend to go down. The value of bonds in the fund are likely to fall as interest rates rise, causing the fund’s share price to fall as well.  The greater the percentage of the fund’s investment in bonds, the greater its interest rate risk. You should also understand that the longer the maturity of any bond, the greater the effect changes in interest rates will have on its price. The fund’s average maturity will normally be 10 years or less.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

The performance data presented below for all periods prior to the date of this prospectus represents the performance of the Madison Mosaic Equity Trust Dividend Income Fund, which was renamed Madison Dividend Income Fund when it was reorganized as a new series of Madison Funds.  Effective March 1, 2012, the fund changed its name from the Madison Mosaic Equity Trust Balanced Fund to the Madison Mosaic Equity Trust Dividend Income Fund and changed its investment policies.  As a result, the manner in which the fund is currently being managed is not similar to the way in which it was previously managed.  Therefore, the fund’s historical performance data prior to March 2012 may not be relevant to current (and future) investors.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	14.19%
Worst Calendar Quarter:	4Q 2008	-12.69%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Dividend Income Fund	1 Year	5 Years	10 Years
Class Y	10.86%	4.02%	5.46%
Class Y Return After Taxes on Distributions	9.86%	3.41%	4.68%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	8.39%	3.33%	4.54%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Madison Equity Income Fund
MADISON EQUITY INCOME FUND
Investment Objective
The Madison Equity Income Fund seeks to provide consistent total return and, secondarily, to provide a high level of income and gains from option premiums.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Equity Income Fund	Class Y	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Equity Income Fund	Class Y	Class R6
Management Fees	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	none	none
Other Expenses	0.15%	0.02%
Total Annual Fund Operating Expenses	1.00%	0.87%

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Madison Equity Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class Y	102	318	552	1,225
Class R6	89	278	482	1,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

The fund invests, under normal conditions, primarily in common stocks of large- and mid-capitalization issuers that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates.  Under normal market conditions, the fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities.  The fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.

Under normal market conditions, the fund will invest at least 80% of its total assets in common stocks, with at least 65% of this amount invested in common stocks of large capitalization issuers that met the fund’s selection criteria.  The fund may invest the remainder of its common stock investments in companies that meet the fund’s selection criteria but whose market capitalization is considered to be middle sized or “mid-cap” (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index).  In addition, the fund may invest up to 15% of its assets in foreign securities, including American Depository Receipts (“ADRs”) and emerging market securities. The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will allocate the fund’s assets among stocks in sectors of the economy based upon Madison’s views on forward earnings growth rates, adjusted to reflect Madison’s views on economic and market conditions and sector risk factors.

The fund will employ an option strategy of writing covered call options on a substantial portion of the common stocks in its portfolio.  The extent of option writing activity will depend upon market conditions and Madison’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

In addition to its covered call strategy, the fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the fund’s portfolio.  To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the fund may, to a limited extent (not more than 2% of its total assets) purchase put options on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain exchange traded funds (“ETFs”) that trade like common stocks but represent such market indices.

Although Madison believes that, under normal conditions, at least 80% of the fund will be invested in equity securities, Madison believes that when options are exercised and portfolio securities are called away in exchange for cash, it may not be in the interest of the fund to immediately invest its cash.   Additionally, during periods when Madison believes the stock markets in general are overvalued or when there is perceived domestic or global economic or political risk or when investments in equity securities bear an above average risk of loss, Madison will delay investment of some or all of the fund’s cash until such periods have ended.  Thus, in Madison’s discretion, the fund’s cash may be held for “temporary defensive purposes,” and might represent a material percentage of the fund’s portfolio.  These periods may last for a few weeks or even for a few months, until more attractive market conditions exist.

The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The specific risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Investment Risk.  An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.  An investment in the fund represents an indirect investment in the securities owned by the fund, a majority of which are traded on a national securities exchange or in the over-the-counter markets.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  Your investment at any point in time may be worth less than your original investment, even after taking into account the reinvestment of fund distributions.

Equity Risk.  Substantially all of the fund’s assets will be invested in common stocks and (to a lesser extent) preferred equity securities, and therefore a principal risk of investing in the fund is equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Option Risk.  There are several risks associated with transactions in options on securities, as follows:

  There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
  As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
  There can be no assurance that a liquid market will exist when the fund seeks to close out an option position.  If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
  The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.
  The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration.  Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security.  A reduction in the exercise price of an option would reduce the fund’s capital appreciation potential on the underlying security.
  When the fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price.  If the option is exercised, the fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise.  Also, while the fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the fund risks a loss equal to the entire value of the stock.
  If a put option purchased by the fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the fund will lose its entire investment in the option.

The fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.  The number of options which the fund may write or purchase may be affected by options written or purchased by other clients of the fund’s investment adviser or its affiliates.

Tax Risk.  The fund will generate taxable income and therefore is subject to tax risk.  In addition to option premium income, most or all of the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year.  Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times.  The fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), and (vi) cause the fund to recognize income or gain without a corresponding receipt of cash.

Mid-Cap Company Risk.  The fund’s investments in mid-capitalization companies may entail greater risks than investments in larger, more established companies.  Mid-capitalization companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller.  Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Active Trading Risk.  Because the fund may engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund.  Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Concentration Risk.  To the extent that the fund makes substantial investments in a single sector, the fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad market index, as well as the CBOE BuyWrite Monthly Index which is provided because of the fund’s option writing strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	4Q 2011	12.82%
Worst Calendar Quarter:	3Q 2011	-10.21%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Equity Income Fund	1 Year	Since Inception	Inception Date
Class Y	9.47%	7.27%	Oct. 31, 2009
Class Y Return After Taxes on Distributions	6.25%	4.48%	Oct. 31, 2009
Class Y Return After Taxes on Distributions and Sale of Fund Shares	6.33%	4.65%	Oct. 31, 2009
Class R6	none	4.70%	Jul. 31, 2012
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 2009-10-31)	16.00%	12.99%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 2012-07-31)	16.00%	4.50%
CBOE BuyWrite Monthly Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 2009-10-31)	5.20%	8.09%
CBOE BuyWrite Monthly Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 2012-07-31)	5.20%	(0.75%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class Y shares.  After-tax returns for Class R6 shares will vary.

Madison Large Cap Value Fund
MADISON LARGE CAP VALUE FUND
Investment Objective
The Madison Large Cap Value Fund seeks long-term capital growth, with income as a secondary consideration.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Large Cap Value Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses:(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Large Cap Value Fund Class Y
Management Fees	0.55%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.91%

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Large Cap Value Fund Class Y	93	290	504	1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The fund will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in large cap stocks (generally, stocks with a market capitalization of the companies represented in the Russell 1000® Value Index—as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $263 million).  The fund follows what is known as a “value” approach, which generally means that the manager seeks to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects.  By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors.  The fund will diversify its holdings among various industries and among companies within those industries.  The fund may also invest in warrants, convertible securities, preferred stocks and debt securities (including non-investment grade debt securities).  The fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”) and emerging market securities, and may invest in exchange traded funds (“ETFs”) that are registered investment companies.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

The fund’s investment strategy reflects the general “Participate and Protect®” investment philosophy of the fund’s investment adviser, Madison Asset Management, LLC (“Madison”).   Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

As with any fund that invests in stocks and also seeks income, this fund is subject to market risk and, to a lesser extent, interest rate risk, meaning the value of your investment will fluctuate in response to stock market and interest rate movements.  The fund’s investments may rise and/or fall based upon investor perception and attitude rather than economic valuations.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Value Investing Risk.  The fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns.  However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	3Q 2009	14.71%
Worst Calendar Quarter:	4Q 2008	-20.82%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Large Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
Class Y	11.50%	(0.73%)	1.67%	Jun. 30, 2006
Class Y Return After Taxes on Distributions	11.22%	(1.10%)	1.19%	Jun. 30, 2006
Class Y Return After Taxes on Distributions and Sale of Fund Shares	7.85%	(0.76%)	1.22%	Jun. 30, 2006
Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 6/30/2006)	17.51%	0.59%	2.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Madison Disciplined Equity Fund
MADISON DISCIPLINED EQUITY FUND
Investment Objective
The Madison Disciplined Equity Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Disciplined Equity Fund	Class Y	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Disciplined Equity Fund	Class Y		Class R6
Management Fees	0.75%		0.75%
Distribution and/or Service (Rule 12b-1) Fees	none		none
Other Expenses	0.35%		0.02%
Total Annual Fund Operating Expenses	1.10%		0.77%
Less: Management and Service Fee Waivers	(0.15%)	[1]	none
Net Annual Fund Operating Expenses (after fee waivers)	0.95%		0.77%
[1]	The investment adviser to the fund, Madison Asset Management, LLC ("Madison"), has contractually agreed to waive 0.15% of its service fee on the Class Y shares until at least May 1, 2014. Any fees waived will not be subject to later recoupment by Madison.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Madison Disciplined Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class Y	97	335	593	1,335
Class R6	79	246	428	954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective by investing primarily in the common stock of high-quality, growth companies.  Stocks selected will represent primarily well-established companies that have demonstrated a pattern of consistent growth.  The fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts and emerging market securities).  To the extent invested in common stocks, the fund generally invests in 25-40 companies at any given time. This reflects the adviser’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for a sustainable, competitive advantage, cash flow that is both predictable and growing, as well as a solid balance sheet. When assessing management, Madison looks to see how it has allocated capital in the past, its track record for enhancing shareholder value and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Madison corroborates this valuation work with additional valuation methodologies. Often, Madison finds companies that clear the first or second hurdle, but not the third. Those companies are monitored for inclusion at a later date when the valuation is more appropriate.  By avoiding overpriced securities, Madison attempts to avoid the most volatile and risky segments of the market. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and growth potential:  what Madison calls “GARP” for “growth at a reasonable price.”  The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Madison sells stocks for a number of reasons, including: (i) the valuation target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

Market Risk.  The share price of the fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount).  If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization.  In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.

Increased Trading Cost Risk.  The fund may engage in short term trading to achieve its investment objective.  Accordingly, the fund may incur increased trading costs than other more passively managed funds.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

The performance data presented below for all periods prior to the date of this prospectus represents the performance of the Madison Mosaic Equity Trust Disciplined Equity Fund, which was renamed Madison Disciplined Equity Fund when it was reorganized as a new series of Madison Funds.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	20.05%
Worst Calendar Quarter:	4Q 2008	-22.17%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Disciplined Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class Y	12.25%	1.75%	5.40%		Feb. 29, 2012
Class Y Return After Taxes on Distributions	11.23%	1.40%	4.80%		Feb. 29, 2012
Class Y Return After Taxes on Distributions and Sale of Fund Shares	9.32%	1.46%	4.56%		Feb. 29, 2012
Class R6	none	none	none	5.64%	Feb. 29, 2012
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 2012-02-29)	16.00%	1.66%	7.10%	6.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class Y shares.  After-tax returns for Class R6 shares will vary.

Madison Investors Fund
MADISON INVESTORS FUND
Investment Objective
The Madison Investors Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Investors Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Investors Fund Class Y
Management Fees		0.75%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses		0.35%
Total Annual Fund Operating Expenses		1.10%
Less: Management and Service Fee Waivers	[1]	(0.15%)
Net Annual Fund Operating Expenses (after fee waivers)	[2]	0.95%
[1]	The investment adviser to the fund, Madison Asset Management, LLC ("Madison"), has contractually agreed to waive 0.10% of its management fee and 0.05% of its service fee until at least May 1, 2014. Any fees waived will not be subject to later recoupment by Madison.
[2]	Net annual fund operating expenses for the fiscal year ended December 31, 2012 do not match the financial statements for the predecessor of this fund, as they have been restated to reflect current fees.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Investors Fund Class Y	97	335	593	1,335

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective by investing primarily in the common stock of established high-quality, growth companies.  The fund may also invest up to 25% of its assets in foreign securities (including American Depositary Receipts and emerging market securities).  To the extent invested in common stocks, the fund generally invests in only 25-40 companies at any given time. This reflects Madison’s belief that your money should be invested in the adviser’s top investment ideas, and that focusing on Madison’s best investment ideas is the best way to achieve the fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for a sustainable, competitive advantage, cash flow that is both predictable and growing, as well as a solid balance sheet. When assessing management, Madison looks to see how it has allocated capital in the past, its track record for enhancing shareholder value and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Madison corroborates this valuation work with additional valuation methodologies. Often, Madison finds companies that clear the first or second hurdle, but not the third. Those companies are monitored for inclusion at a later date when the valuation is more appropriate.  By avoiding overpriced securities, Madison attempts to avoid the most volatile and risky segments of the market. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and growth potential:  what Madison calls “GARP” for “growth at a reasonable price.”  The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Madison sells stocks for a number of reasons, including: (i) the valuation target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

Market Risk.  The share price of the fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount).  If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Capital Gain Realization Risks to Taxpaying Shareholders.  Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization.  In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities.  The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

The performance data presented below for all periods prior to the date of this prospectus represents the performance of the Madison Mosaic Equity Trust Investors Fund, which was renamed Madison Investors Fund when it was reorganized as a new series of Madison Funds.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	20.90%
Worst Calendar Quarter:	4Q 2008	23.86%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Investors Fund	1 Year	5 Years	10 Years
Class Y	14.05%	2.32%	5.62%
Class Y Return After Taxes on Distributions	13.92%	2.00%	5.06%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	9.31%	1.89%	4.83%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Madison Large Cap Growth Fund
MADISON LARGE CAP GROWTH FUND
Investment Objective
The Madison Large Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Large Cap Growth Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Large Cap Growth Fund Class Y
Management Fees	0.75%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.95%

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Large Cap Growth Fund Class Y	97	303	525	1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective by investing primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets (including borrowings for investment purposes) in such large cap stocks.  For this purpose, the term “large cap stock” refers to stocks with a market capitalization of the companies in the Russell 1000® Growth Index (as of the most recent reconstitution date, the low end of the range of market capitalizations included in this index was $1.275 billion).  Stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the fund may invest in less established companies that may offer more rapid growth potential. The fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts and emerging market securities).  To the extent invested in common stocks, the fund generally invests in 45-65 companies at any given time. This reflects the belief of the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), that your money should be invested in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for a sustainable, competitive advantage, cash flow that is both predictable and growing, as well as a solid balance sheet. When assessing management, Madison looks to see how it has allocated capital in the past, its track record for enhancing shareholder value and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Madison corroborates this valuation work with additional valuation methodologies. Often, Madison finds companies that clear the first or second hurdle, but not the third. Those companies are monitored for inclusion at a later date when the valuation is more appropriate.  By avoiding overpriced securities, Madison attempts to avoid the most volatile and risky segments of the market. Instead, Madison will invest in the stocks of issuers that Madison believes have both growth potential and an attractive valuation:  what Madison calls “GARP” for “growth at a reasonable price.”  Madison sells stocks for a number of reasons, including: (i) the valuation target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment may fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Growth Investing Risk.  Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than a large cap value security.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Active Trading Risk.  Because of the fund’s strategy to engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund.  Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	14.18%
Worst Calendar Quarter:	4Q 2008	-21.46%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Large Cap Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Class Y	11.16%	1.15%	4.07%	Jun. 30, 2006
Class Y Return After Taxes on Distributions	11.05%	1.07%	4.01%	Jun. 30, 2006
Class Y Return After Taxes on Distributions and Sale of Fund Shares	7.39%	0.95%	3.50%	Jun. 30, 2006
Russell 1000® Growth Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 6/30/2006)	15.26%	3.12%	5.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Madison Mid Cap Fund
MADISON MID CAP FUND
Investment Objective
The Madison Mid Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison Mid Cap Fund	Class Y	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison Mid Cap Fund	Class Y		Class R6
Management Fees	0.75%		0.75%
Distribution and/or Service (Rule 12b-1) Fees	none		none
Other Expenses	0.40%		0.02%
Total Annual Fund Operating Expenses	1.15%	[1]	0.77%	[2]
[1]	Total annual fund operating expenses for the fiscal year ended December 31, 2012 do not match the financial statements as they have been restated to reflect current fees.
[2]	Total annual fund operating expenses for the fiscal year ended December 31, 2012 do not match the financial statements for the predecessor of this fund/share class due to rounding.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Madison Mid Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class Y	117	365	633	1,398
Class R6	79	246	428	954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalizations of between $500 million and $25 billion).  Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities.  The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations.  These will typically be industry leading companies in niches with strong growth prospects.  The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation.  As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment (this strategy is referred to as “growth at a reasonable price” or “GARP”).  The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and up to 25% of its assets in foreign securities (including emerging market securities).  Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

The fund’s investment strategy reflects general “Participate and Protect®” investment philosophy of the fund’s investment adviser, Madison Asset Management, LLC (“Madison”).  Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

Mid Cap Risk.  The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies.  Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller.  Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Growth and Value Risks.  Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Effective as of the date of this prospectus, the Madison Mosaic Equity Trust Mid-Cap Fund merged with the Madison Mid Cap Fund.  The performance data presented below is that of the accounting survivor of the merger, the Madison Mosaic Equity Trust Mid-Cap Fund.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	16.96%
Worst Calendar Quarter:	4Q 2008	-21.70%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Mid Cap Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class Y	15.69%	3.06%	8.48%	none	Feb. 29, 2012
Class Y Return After Taxes on Distributions	15.06%	2.55%	7.68%	none	Feb. 29, 2012
Class Y Return After Taxes on Distributions and Sale of Fund Shares	11.03%	2.46%	7.25%	none	Feb. 29, 2012
Class R6	none	none	none	7.34%	Feb. 29, 2012
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 2/29/2012)	17.28%	3.57%	10.65%	6.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class Y shares.  After-tax returns for Class R6 shares will vary.

Madison Small Cap Fund
MADISON SMALL CAP FUND
Investment Objective
The Madison Small Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Small Cap Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Small Cap Fund Class Y
Management Fees	1.00%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.25%

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Small Cap Fund Class Y	127	397	686	1,511

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation.  For purposes of this fund, “small cap companies” are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P SmallCap 600 Index or the Russell 2000® Index (as of the most recent reconstitution date, the range of market capitalizations included in the Russell 2000® index was $101 million to $2.6 billion; the S&P SmallCap 600 Index does not have an annual or semi-annual reconstitution –  rather, changes are made as deemed necessary by S&P so that as of 6-30-12, the range of market capitalizations included in the index was $30 million to $3.3 billion).  Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in small cap securities.  The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of issuers the subadviser believes have attractive valuations.  The subadviser focuses on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market.  Through fundamental research, the subadviser seeks to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.  The fund may invest up to 25% of its assets in foreign securities, including emerging market securities.  The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Small Cap Risk—Price Volatility.  Due to its focus on small cap companies, the fund may experience significant volatility over time.  Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.

Small Cap Risk—Illiquidity.  During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities.  Securities of smaller capitalization companies can also be difficult to value.

Value Investing Risk.  A “value” approach to investing includes the risks that a stock’s perceived intrinsic value may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.  There is also the possibility that the fund may underperform (relative to its benchmark) when speculative, growth securities dominate performance in the Russell 2000® Index.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	3Q 2009	21.84%
Worst Calendar Quarter:	4Q 2008	-23.94%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison Small Cap Fund	1 Year	5 Years	Since Inception	Inception Date
Class Y	15.68%	6.67%	5.26%	Jan. 09, 2007
Class Y Return After Taxes on Distributions	14.73%	6.29%	4.79%	Jan. 09, 2007
Class Y Return After Taxes on Distributions and Sale of Fund Shares	11.44%	5.70%	4.39%	Jan. 09, 2007
Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 01/09/2007)	16.35%	3.56%	2.92%
Russell 2000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 01/09/2007)	18.05%	3.55%	1.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Madison NorthRoad International Fund
MADISON NORTHROAD INTERNATIONAL FUND
Investment Objective
The Madison NorthRoad International Fund seeks long-term capital appreciation by investing in non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Madison NorthRoad International Fund	Class Y	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Madison NorthRoad International Fund	Class Y	Class R6
Management Fees	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees	none	none
Other Expenses	0.35%	0.02%
Total Annual Fund Operating Expenses	1.15%	0.82%	[1]
[1]	Total annual fund operating expenses for the fiscal year ended December 31, 2012 do not match the financial statements for the predecessor of this fund due to rounding.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Madison NorthRoad International Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class Y	117	365	633	1,398
Class R6	84	262	455	1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies, with the emphasis on companies with a market capitalization of approximately $3 billion or greater.  For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securities are principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency.  The fund may invest in these securities directly, or may invest through American Depository Receipts (“ADRs”), which are receipts typically issued by a U.S. financial institution evidencing ownership of underlying securities of foreign corporate issuers.  The fund may also invest up to 20% of its assets in securities of companies whose principal business activities are located in emerging market countries.  The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities.

The fund expects to have a relatively focused portfolio of between 25-40 holdings.  This reflects the belief of NorthRoad Capital Management LLC, the fund’s subadviser (“NorthRoad”), that your money should be invested in NorthRoad’s top investment ideas, and that focusing on NorthRoad’s best investment ideas is the best way to achieve the fund’s investment objectives.   The fund’s portfolio will typically have the following additional characteristics:  (i) portfolio turnover that averages less than 20% per year, reflecting a general five-year time horizon, (ii) high tracking error (or low benchmark sensitivity), meaning that the fund will not normally change its portfolio composition to react to short-term changes in benchmark and similar indices, and (iii) a defensive pattern of returns, meaning that the fund will focus on securities that NorthRoad believes will participate in the growth of rising markets and protect shareholders during falling markets.

The investment criteria used by the NorthRoad is driven by an approach to owning individual businesses that offer the best absolute trade-off between financial productivity and valuation.  NorthRoad employs a value-oriented, bottom-up, fundamental approach to the international markets.  This investment philosophy is rooted in the belief and observation that over the long term, equity prices reflect a company’s ability to generate returns on its invested capital.  High quality companies which can sustain superior rates of return on equity will offer the best returns. This can be further enhanced by paying an attractive price own those businesses.  In selecting equity securities for the fund’s portfolio, NorthRoad looks for companies with the following characteristics:  (i) attractive valuations, particularly relative to the profitability and financial productivity of the company, (ii) above-average, sustainable rates of return on equity, and (iii) solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow and transparent financial disclosure).  The fund’s investment strategy reflects the “Participate and Protect®” investment philosophy embraced by NorthRoad as well as Madison Asset Management, LLC (“Madison”), the fund’s adviser.  The expectation is that investors in the fund will participate in market appreciation during bull markets and be protected during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy.  There is no assurance that the expectations regarding this investment strategy will be realized.

NorthRoad will sell a stock held by the fund if the managers believe its valuation relative to its sustainable return on equity becomes unfavorable, there is a deterioration of its long-term financial productivity, its balance sheet risk significantly increases or if a better investment opportunity exists.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

Market Risk.  The share price of the fund reflects the value of the securities it holds.  If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount).  If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Security and Emerging Market Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Mid Cap Risk.  The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies.  Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller.  Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

The performance data presented below for all periods prior to the date of this prospectus represents the performance of the Madison Mosaic Equity Trust NorthRoad International Fund, which was renamed Madison NorthRoad International Fund when it was reorganized as a new series of Madison Funds.  Effective June 30, 2011, the fund changed its name from the Madison Mosaic Equity Trust Small/Mid-Cap Fund to the Madison Mosaic Equity Trust NorthRoad International Fund and changed its investment objective and investment policies, and added a subadviser to manage its assets.  As a result, the manner in which the fund is currently being managed is not similar to the way in which it was previously managed.  Therefore, the fund’s historical performance data prior to June 2011 may not be relevant to current (and future) investors.  Because the fund had different objectives and strategies prior to June 2011, comparison to the MSCI EAFE Index (net) for periods before June 2011 is not provided.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	20.17%
Worst Calendar Quarter:	3Q 2011	-17.36%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison NorthRoad International Fund	1 Year	Since Inception	Inception Date
Class Y	13.76%	13.07%	Dec. 31, 2008
Class Y Return After Taxes on Distributions	13.49%	10.57%	Dec. 31, 2008
Class Y Return After Taxes on Distributions and Sale of Fund Shares	9.31%	10.43%	Dec. 31, 2008
Class R6	none	6.70%	Feb. 29, 2012
MSCI EAFE Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 2012-02-29)	17.32%	5.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class Y shares.  After-tax returns for Class R6 shares will vary.

Madison International Stock Fund
MADISON INTERNATIONAL STOCK FUND
Investment Objective
The Madison International Stock Fund seeks long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison International Stock Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison International Stock Fund Class Y
Management Fees	1.05%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.35%

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison International Stock Fund Class Y	137	428	739	1,624

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies.  For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securities are principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency.  The types of stocks that the fund may invest in include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts (“ADRs”) (which are receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”).  EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets.  The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts.  The fund usually holds securities of issuers located in at least three countries other than the U.S.

Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries.  Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australasia, and Far East (“MSCI EAFE”) Index.  The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries.  The subadviser typically maintains this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects.  This is sometimes referred to as a “value” approach.  It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

As with any fund investing in stocks, the fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Foreign Security and Emerging Market Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  These risks may make the fund more volatile than a comparable domestic stock fund.  For example, foreign securities are typically subject to:

•      Fluctuations in currency exchange rates.

•      Higher trading and custody charges compared to securities of U.S. companies.

•      Different accounting and reporting practices than U.S. companies.  As a result, it is often more difficult to evaluate financial information from foreign issuers.  Also, the laws of some foreign countries limit the information that is made available to investors.

•      Less stringent securities regulations than those of the U.S.

•      Potential political instability.

•      Potential economic instability.  The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification.  Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

Equity Risk.  The fund is subject to equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Best Calendar Quarter:	2Q 2009	21.44%
Worst Calendar Quarter:	3Q 2011	18.19%

Average Annual Total ReturnsFor Periods Ended December 31, 2012
Average Annual Total Returns Madison International Stock Fund	1 Year	5 Years	Since Inception	Inception Date
Class Y	20.29%	(1.48%)	2.62%	Jun. 30, 2006
Class Y Return After Taxes on Distributions	20.26%	(1.75%)	1.58%	Jun. 30, 2006
Class Y Return After Taxes on Distributions and Sale of Fund Shares	13.71%	(1.21%)	2.12%	Jun. 30, 2006
MSCI EAFE Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes) (Since Inception 6/30/2006)	17.32%	(3.69%)	0.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.